Related-Party Transactions - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Compensation of key management personnel, post-employment benefits	¥ 0	¥ 0	¥ 0
Compensation of key management personnel, other long-term benefits	0	0	0
Compensation of key management personnel, termination benefits	0	0	¥ 0
Associates [member]
Disclosure of transactions between related parties [line items]
Financial guarantees provided by related party	266,452	349,323
Associates and joint ventures [Member]
Disclosure of transactions between related parties [line items]
Loan commitments to associates and joint ventures	¥ 938,335	¥ 1,050,006